Unearned Revenue (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Unearned Revenue 1			$ 10,000
Unearned Revenue 2			10,000
Unearned Revenue 3			7,500
Unearned Revenue 4			$ 12,500
Unearned Revenue 1		$ 50,000
Unearned Revenue 2		25,417
Unearned Revenue 3		$ 17,083
Unearned Revenue 1	$ 16,250
Unearned Revenue 2	6,250
Unearned Revenue 3	10,000
Unearned Revenue 4	10,000
Unearned Revenue 5	$ 0